Business Combination, Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 252,981	$ 214,200
Accumulated Amortization	157,737	143,478
Net Intangible Assets	95,245	70,722
Technology and patents (including capitalized development costs)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	82,007	67,509
Accumulated Amortization	34,348	28,681
Net Intangible Assets	47,660	38,828
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	78,263	77,201
Accumulated Amortization	66,262	58,781
Net Intangible Assets	12,001	18,420
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	19,694	20,628
Accumulated Amortization	9,782	8,827
Net Intangible Assets	9,912	11,801
Long-term contracts
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	22,396	0
Accumulated Amortization	113	0
Net Intangible Assets	22,283	0
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	50,621	48,862
Accumulated Amortization	47,232	47,189
Net Intangible Assets	$ 3,389	$ 1,673